Capital Stock - Series G Preferred Stock Transactions - Additional Information (Detail) $ / shares in Units, $ in Thousands								1 Months Ended				12 Months Ended
	Sep. 10, 2014 shares	Aug. 06, 2014 shares	Jun. 26, 2014 shares	May. 29, 2014 shares	Mar. 12, 2013 shares	Jan. 22, 2013 shares	Mar. 09, 2012 USD ($) Directors $ / shares shares	Aug. 31, 2015 $ / shares	Feb. 28, 2015 $ / shares	Nov. 30, 2014 $ / shares	Oct. 31, 2014 $ / shares	Dec. 31, 2015 $ / shares shares	Dec. 31, 2014 USD ($) shares
Class of Stock [Line Items]
Number of shares of common stock sold	29,630	40,000	36,667	22,223	33,334	67,500
Legal costs | $													$ 169
Series G Preferred Stock [Member]
Class of Stock [Line Items]
Convertible preferred stock, conversion price | $ / shares							$ 60.00					$ 23.8103
Conversion ratio for each share							0.0167					0.000420
Number of directors to be nominated by preferred shareholders | Directors							2
Number of independent directors out of directors to be nominated by preferred shareholders | Directors							1
Legal costs | $							$ 59
Preferred stock, shares issued												5,000,000	5,000,000
Preferred stock, shares outstanding												5,000,000	5,000,000
Initial conversion price | $ / shares								$ 1.79	$ 6.72	$ 8.64	$ 9.6705
Series G Preferred Stock [Member] | Minimum [Member]
Class of Stock [Line Items]
Convertible Redeemable Preferred stock, shares outstanding							1,000,000
Series G Preferred Stock [Member] | AR Partners, LLC [Member]
Class of Stock [Line Items]
Number of shares of common stock sold							5,000,000
Issuance price per share | $ / shares							$ 1.00
Total proceeds | $							$ 5,000
Convertible Redeemable Series G Preferred stock [Member]
Class of Stock [Line Items]
Convertible Redeemable Preferred stock, shares outstanding													5,000,000
Convertible Redeemable Preferred stock, shares issued													5,000,000